Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Royalties	Fees	Bonuses	Total Payments
Total	$ 239,990	$ 6,325	$ 3,613	$ 249,928
US Gulf of Mexico Project
Total	$ 239,990	5,833	$ 3,613	249,436
Bay of Campeche Project
Total		$ 492		$ 492